Current and deferred income tax and social contribution - Reconciliation of effective tax rate (Details) - BRL (R$) R$ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Current and deferred income tax and social contribution
Accounting profit	R$ 145,354	R$ (70,043)	R$ 231,550	R$ (158,266)
Tax expense (income) at applicable tax rate	R$ (65,410)	R$ 31,520	R$ (104,198)	R$ 71,220
Applicable tax rate	45.00%	45.00%	45.00%	45.00%
Interest on capital distribution	R$ 22,500	R$ 0	R$ 22,500	R$ 17,126
Non-taxable income (non-deductible expenses) net	3,731	(38,252)	4,007	(5,598)
Tax incentives	0	5,665	0	1,590
Subsidiaries not subject to Real Profit taxation	(2,015)	39,541	19,492	27,789
Others	0	1,974	19,197	3,247
Tax expense (income)	R$ (41,194)	R$ 40,448	R$ (39,002)	R$ 115,374
Effective tax rate	(28.00%)	(58.00%)	(17.00%)	(73.00%)
Deferred tax expense (income) recognised in profit or loss	R$ 84,738	R$ 51,613	R$ 176,960	R$ 211,802
Current tax expense (income)	R$ (125,932)	R$ (11,165)	R$ (215,962)	R$ (96,428)